united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 10/31/22

ITEM 1. REPORTS TO SHAREHOLDERS.

Advised by Redwood Investment Management, LLC

Annual Report

October 31, 2022

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-480-757-4277 www.leadersharesetfs.com

Dear Shareholder,

LeaderShares® Activist Leaders® ETF (ACTV)*: -19.11%

* From November 1, 2021 through October 31, 2022.

Source: Ultimus Fund Solutions.

During the LeaderShares® Activist Leaders® ETF’s (the “Fund”) fiscal year, risk markets were volatile as rising inflation threatened economies around the globe. The Federal Reserve implemented aggressive rate hiking policies with the goal of curbing the rising costs. As a result, equities and fixed income markets sold off.

The Fund posted a return of -19.11% (Source: Ultimus) during the period as compared to -14.61% for the S&P 500. During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund is an active fund and does not track an index. In addition to systematic correlation to the overall U.S. equity market’s sell off, the Fund’s concentrated exposure in companies involved in shareholder activism seemed to drive the underperformance against the S&P 500 Index. The Fund will continue to implement its disciplined quantitative stock selection process.

** Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict

Dear Shareholder,

LeaderShares® AlphaFactor® Tactical Focused ETF (LSAT)* -2.76%

* From November 1, 2021 through October 31, 2022. Source: Ultimus Fund Solutions.

During the LeaderShares® AlphaFactor® Tactical Focused ETF’s (the “Fund”) fiscal year, risk markets were volatile as rising inflation threatened economies around the globe. The Federal Reserve implemented aggressive rate hiking policies with the goal of curbing the rising costs. As a result, equities and fixed income markets sold off.

The Fund posted a return of -2.76% (Source: Ultimus) during the period as compared to -14.61% for the S&P 500. Utilizing our quantitative risk-managed process, the Fund had several tactical shifts to and from defensive posturing, that resulted in the Fund being exposed to risk assets for only a portion of the period. When the Fund was risk on, it was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund is an active fund and does not track an index. The Fund was able to outperform its benchmark given the Fund’s ability to sidestep a portion of the drawdown seen in risk assets, as well as participate in the intermittent recoveries given the tactical nature of the strategy. The Fund will continue to implement its disciplined quantitative security selection and risk management process.

** Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict

Dear Shareholder,

LeaderShares® AlphaFactor® US Core Equity ETF (LSAF): -9.76%*

* From November 1, 2021 through October 31, 2022. Source: Ultimus Fund Solutions.

During the LeaderShares® AlphaFactor® US Core Equity ETF’s (the “Fund”) fiscal year, risk markets were volatile as rising inflation threatened economies around the globe. The Federal Reserve implemented aggressive rate hiking policies with the goal of curbing the rising costs. As a result, equities and fixed income markets sold off.

The Fund posted a return of -9.76% (Source: Ultimus) for the year ended October 31, 2021, as compared to the -9.26% return of its benchmark AlphaFactor® US Core Equity Index (Source: Ultimus). During the period, the Fund was invested in a portfolio of stocks based on its quantitative selection methodology. The Fund’s exposure to quantitative factors such as value, which withstood the equity sell off better than growth stocks, drove some of the Fund’s equity outperformance against the S&P 500 Index, which returned -14.61% (Source: Ultimus) for the reporting period. Generally, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

** Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

*** The AlphaFactor® US Core Equity Index utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process focused on the largest 1,000 U.S. common stocks based on market capitalization. The methodology selects stocks based on a number of characteristics that include, net share count reduction, cash flow growth, dividend yield, volatility, and debt/asset ratios.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® Equity Skew ETF (SQEW): -17.47%*

* From November 1, 2021 through October 31, 2022. Source: Ultimus Fund Solutions

During the LeaderShares® Equity Skew ETF’s (the “Fund”) fiscal year, risk markets were volatile as rising inflation threatened economies around the globe. The Federal Reserve implemented aggressive rate hiking policies with the goal of curbing the rising costs. As a result, equities and fixed income markets sold off.

The Fund posted a return of -17.47% (Source: Ultimus) during the period as compared to -14.61% for the S&P 500. During the period, the Fund was invested in a portfolio of stocks and ETFs based on its quantitative selection methodology. The Fund is an active fund and does not track an index. The Fund’s overexposure to factors such as growth and size, both categories which are sensitive to rising interest rate environments, drove a slight equity underperformance against the S&P 500 Index which returned - 14.61% (Source: Ultimus) for the reporting period. However, systematic correlation to the overall U.S. equity market was as expected on both down and up trends. The Fund will continue to implement its disciplined quantitative stock selection process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

** Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Shareholder,

LeaderShares® Dynamic Yield ETF (DYLD)*: -12.45%

* From November 1, 2021 through October 31, 2022. Source: Ultimus Fund Solutions.

During the LeaderShares® Dynamic Yield ETF’s (the “Fund”) fiscal year, risk markets were volatile as the Federal Reserve ramped up its aggressive rate hiking policy to curb the highest inflation levels seen in over 40 years. Many fixed income asset classes, whose duration were at record high levels, sold off sharply and experienced their worst drawdowns in history.

The Fund returned -12.45% (Source: Ultimus). The Fund is an active fund and does not track an index. During the period, the Fund was invested in a portfolio of high-yield corporate bonds, investment-grade corporate bonds, as well as US treasuries based on its quantitative selection methodology. The Fund derived most of its total return from active management and ability to shed its interest rate sensitive positions and decrease the portfolio duration risk. As a result, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned - 15.68% (Source: Ultimus) for the period, as investment-grade corporates and treasuries sold off aggressively.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

** The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict

5077-NLD-12202022

LeaderShares® Activist Leaders® ETF
PORTFOLIO REVIEW
October 31, 2022 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2022, compared to its benchmark:

	One Year	Since Inception(a)
LeaderShares® Activist Leaders® ETF - NAV	(19.11)%	11.56%
LeaderShares® Activist Leaders® ETF - Market Price	(19.02)%	11.64%
S&P 500 Index (b)	(14.61)%	8.27%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS
October 31, 2022
Percent of
Top 10 Industries	Net Assets
Software	10.6%
Technology Services	10.6%
Biotech & Pharma	10.5%
Leisure Facilities & Services	7.2%
Asset Management	7.1%
Technology Hardware	7.0%
Automotive	3.7%
Real Estate Owners & Developers	3.6%
Aerospace & Defense	3.5%
Construction Materials	3.5%
Other/Cash and Equivalents	32.7%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® AlphaFactor® Tactical Focused ETF
PORTFOLIO REVIEW
October 31, 2022 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2022, compared to its benchmark:

	One Year	Since Inception(a)
LeaderShares® AlphaFactor® Tactical Focused ETF - NAV	(2.76)%	16.92%
LeaderShares® AlphaFactor® Tactical Focused ETF - Market Price	(2.96)%	16.83%
S&P 500 Index (b)	(14.61)%	8.27%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/26/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.99% per the March 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 26, 2020.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS
October 31, 2022
Percent of
Top 10 Industries	Net Assets
Specialty Finance	13.3%
Institutional Financial Services	10.1%
Technology Hardware	10.1%
Retail - Discretionary	9.9%
Insurance	9.6%
Technology Services	6.6%
Health Care Facilities & Services	6.5%
Banking	3.5%
Telecommunications	3.5%
Transportation Equipment	3.5%
Other/Cash and Equivalents	23.4%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Leadershares® AlphaFactor® US Core Equity ETF
PORTFOLIO REVIEW
October 31, 2022 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2022, compared to its benchmark:

	One Year	Three Year	Since Inception(a)
LeaderShares® AlphaFactor® US Core Equity ETF - NAV	(9.76)%	6.55%	5.41%
LeaderShares® AlphaFactor® US Core Equity ETF - Market Price	(9.83)%	6.56%	5.43%
S&P 500 Index (b)	(14.61)%	10.22%	8.99%
AlphaFactor® US Core Equity Index (c)	(9.26)%	7.46%	6.34%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/1/2018) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 1, 2018.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS
October 31, 2022
Percent of
Top 10 Industries	Net Assets
Retail - Discretionary	11.3%
Insurance	11.0%
Oil & Gas Producers	7.6%
Chemicals	6.8%
Transportation & Logistics	6.6%
Technology Hardware	5.8%
Steel	4.2%
Leisure Facilities & Services	4.1%
Specialty Finance	3.9%
Technology Services	3.0%
Other/Cash and Equivalents	35.7%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Equity Skew ETF
PORTFOLIO REVIEW
October 31, 2022 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2022, compared to its benchmark:

	One Year	Since Inception(a)
LeaderShares® Equity Skew ETF - NAV	(17.47)%	11.14%
LeaderShares® Equity Skew ETF - Market Price	(17.78)%	11.06%
S&P 500 Index (b)	(14.61)%	13.67%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/11/2020) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading May 11, 2020.

(b)	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS
October 31, 2022
Percent of
Top 10 Industries	Net Assets
Exchange Traded Funds	42.9%
Technology Hardware	10.5%
Software	9.8%
Semiconductors	4.0%
E-Commerce Discretionary	3.7%
Internet Media & Services	3.6%
Biotech & Pharma	3.4%
Medical Equipment & Devices	2.9%
Technology Services	2.6%
Automotive	2.5%
Other/Cash and Equivalents	14.1%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LeaderShares® Dynamic Yield ETF
PORTFOLIO REVIEW
October 31, 2022 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2022, compared to its benchmark:

	One Year	Since Inception(a)
LeaderShares® Dynamic Yield ETF - NAV	(12.45)%	(8.84)%
LeaderShares® Dynamic Yield ETF - Market Price	(12.59)%	(8.81)%
Bloomberg US Aggregate Bond Index (b)	(15.68)%	(11.83)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (6/28/2021) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the March 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading June 28, 2021.

(b)	The Bloomberg U.S. Aggregate Bond Index is a broadbased benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgagebacked securities, asset-backed securities and collateralized mortgage-backed securities.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS
October 31, 2022
Percent of
Top 10 Industries	Net Assets
Banking	11.7%
U.S. Government & Agencies	10.8%
Telecommunications	6.6%
Biotech & Pharma	4.3%
Health Care Facilities & Services	3.7%
Institutional Financial Services	3.5%
Food	3.3%
Software	3.2%
Aerospace & Defense	2.8%
Technology Hardware	2.4%
Other/Cash and Equivalents	47.7%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 3.5%
59,650	Mercury Systems, Inc.(a)	$2,887,060

	ASSET MANAGEMENT - 7.1%
189,886	Invesco Ltd.	2,909,054
127,928	Janus Henderson Group plc	2,912,920
		5,821,974
	AUTOMOTIVE - 3.7%
187,483	Dana, Inc.	2,992,229

	BIOTECH & PHARMA - 10.5%
430,601	Bausch Health Companies, Inc.(a)	2,798,907
215,399	Innoviva, Inc.(a)	2,920,810
262,917	Ironwood Pharmaceuticals, Inc.(a)	2,876,312
		8,596,029
	CONSTRUCTION MATERIALS - 3.5%
101,196	MDU Resources Group, Inc.	2,882,062

	ELECTRICAL EQUIPMENT - 2.9%
166,723	Vertiv Holdings Company	2,385,806

	ENGINEERING & CONSTRUCTION - 3.5%
38,572	AECOM	2,903,700

	FOOD - 3.5%
57,688	TreeHouse Foods, Inc.(a)	2,898,245

	GAS & WATER UTILITIES - 3.5%
39,366	Southwest Gas Holdings, Inc.	2,876,474

	HEALTH CARE FACILITIES & SERVICES - 3.5%
149,996	Pediatrix Medical Group, Inc.(a)	2,909,922

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME & OFFICE PRODUCTS - 3.2%
192,446	Newell Brands, Inc.	$2,657,679

	INSURANCE - 1.1%
345,903	eHealth, Inc.(a)	927,020

	INTERNET MEDIA & SERVICES - 3.5%
36,192	GoDaddy, Inc., Class A(a)	2,909,837

	LEISURE FACILITIES & SERVICES - 7.2%
40,032	Papa John’s International, Inc.	2,907,524
49,392	Restaurant Brands International, Inc.	2,932,897
		5,840,421
	PUBLISHING & BROADCASTING - 3.5%
99,639	New York Times Company (The), Class A	2,885,545

	REAL ESTATE OWNERS & DEVELOPERS - 3.6%
48,479	Howard Hughes Corporation(a)	2,974,187

	RETAIL - DISCRETIONARY - 3.5%
49,184	Freshpet, Inc.(a)	2,899,397

	SOFTWARE - 10.6%
47,409	CommVault Systems, Inc.(a)	2,886,734
280,361	LivePerson, Inc.(a)	2,963,416
48,263	New Relic, Inc.(a)	2,859,100
		8,709,250
	TECHNOLOGY HARDWARE - 7.0%
55,640	Seagate Technology Holdings plc	2,763,082
202,368	Xerox Holdings Corporation	2,960,644
		5,723,726
	TECHNOLOGY SERVICES - 10.6%
717,120	Conduent, Inc.(a)	2,954,535
148,115	Green Dot Corporation, Class A(a)	2,818,628

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY SERVICES - 10.6% (Continued)
30,968	Insight Enterprises, Inc.(a)	$2,926,786
		8,699,949

	TOTAL COMMON STOCKS (Cost $89,767,244)	81,380,512

	TOTAL INVESTMENTS – 99.0% (Cost $89,767,244)	$81,380,512
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%	874,401
	NET ASSETS - 100.0%	$82,254,913

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2022

Diversification of Assets
Country	% of Net Assets
United States	81.6%
Canada	7.0%
Jersey	3.5%
Bermuda	3.5%
Ireland	3.4%
Total	99.0%
Other Assets in Excess of Liabilities - Net	1.0%
Grand Total	100.0%

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 3.2%
20,346	L3Harris Technologies, Inc.	$5,014,679

	BANKING - 3.5%
50,687	BOK Financial Corporation	5,585,201

	CHEMICALS - 3.3%
49,501	Ashland, Inc.	5,193,645

	CONTAINERS & PACKAGING - 3.1%
71,400	Crown Holdings, Inc.	4,897,326

	ELECTRIC UTILITIES - 3.3%
169,421	Brookfield Renewable Corporation	5,257,134

	HEALTH CARE FACILITIES & SERVICES - 6.5%
23,304	HCA Healthcare, Inc.	5,067,921
35,911	Quest Diagnostics, Inc.	5,158,615
		10,226,536
	HOME & OFFICE PRODUCTS - 3.3%
37,537	Whirlpool Corporation	5,189,115

	INSTITUTIONAL FINANCIAL SERVICES - 10.1%
121,587	Bank of New York Mellon Corporation (The)	5,120,029
53,364	Evercore, Inc., Class A	5,608,555
233,886	Virtu Financial, Inc., Class A	5,234,369
		15,962,953
	INSURANCE - 9.6%
33,380	Assurant, Inc.	4,535,007
172,820	Equitable Holdings, Inc.	5,291,748
76,510	Voya Financial, Inc.	5,230,224
		15,056,979
	OIL & GAS PRODUCERS - 3.3%
45,130	Marathon Petroleum Corporation	5,127,671

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	RETAIL - DISCRETIONARY - 9.9%
28,297	Advance Auto Parts, Inc.	$5,374,167
169,004	Kohl’s Corporation	5,061,670
26,292	Lowe’s Companies, Inc.	5,125,625
		15,561,462
	SPECIALTY FINANCE - 13.3%
184,937	Ally Financial, Inc.	5,096,864
393,617	MGIC Investment Corporation	5,372,871
315,909	SLM Corporation	5,240,930
147,091	Synchrony Financial	5,230,556
		20,941,221
	TECHNOLOGY HARDWARE - 10.1%
184,402	HP, Inc.	5,093,183
67,978	Lumentum Holdings, Inc.(a)	5,060,962
392,722	Xerox Holdings Corporation	5,745,523
		15,899,668
	TECHNOLOGY SERVICES - 6.6%
30,270	CDW Corporation/DE	5,230,959
17,114	Gartner, Inc.(a)	5,167,059
		10,398,018
	TELECOMMUNICATIONS - 3.5%
741,172	Lumen Technologies, Inc.	5,455,026

	TRANSPORTATION EQUIPMENT - 3.5%
129,830	Allison Transmission Holdings, Inc.	5,485,317

	WHOLESALE - DISCRETIONARY - 3.3%
94,563	LKQ Corporation	5,261,484

	TOTAL COMMON STOCKS (Cost $152,962,364)	156,513,435

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Fair Value
TOTAL INVESTMENTS – 99.4% (Cost $152,962,364)	$156,513,435
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%	971,784
NET ASSETS - 100.0%	$157,485,219

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 1.1%
3,344	Lockheed Martin Corporation	$1,627,458

	APPAREL & TEXTILE PRODUCTS - 1.0%
44,883	Tapestry, Inc.	1,421,893

	ASSET MANAGEMENT - 1.0%
11,414	Affiliated Managers Group, Inc.	1,417,162

	AUTOMOTIVE - 1.1%
36,437	Harley-Davidson, Inc.	1,566,791

	BANKING - 1.0%
32,389	Bank OZK	1,392,079

	BEVERAGES - 0.9%
5,576	Constellation Brands, Inc., Class A	1,377,718

	BIOTECH & PHARMA - 1.1%
5,696	Amgen, Inc.	1,539,914

	CHEMICALS - 6.8%
13,623	Ashland, Inc.	1,429,325
13,251	CF Industries Holdings, Inc.	1,408,051
51,564	Chemours Company (The)	1,476,277
52,162	Huntsman Corporation	1,395,855
26,491	Mosaic Company (The)	1,423,891
29,860	Olin Corporation	1,581,088
56,296	Univar Solutions, Inc.(a)	1,434,422
		10,148,909
	COMMERCIAL SUPPORT SERVICES - 0.8%
30,046	H&R Block, Inc.	1,236,393

	CONSTRUCTION MATERIALS - 2.0%
11,944	Eagle Materials, Inc.	1,460,871

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CONSTRUCTION MATERIALS - 2.0% (Continued)
16,284	Owens Corning	$1,394,073
		2,854,944
	CONSUMER SERVICES - 0.9%
22,214	Service Corp International	1,346,391

	ELECTRIC UTILITIES - 2.0%
33,088	NRG Energy, Inc.	1,469,107
60,937	Vistra Corporation	1,399,723
		2,868,830
	ELECTRICAL EQUIPMENT - 1.0%
8,162	Acuity Brands, Inc.	1,498,298

	ENGINEERING & CONSTRUCTION - 0.9%
31,677	WillScot Mobile Mini Holdings Corporation(a)	1,347,223

	ENTERTAINMENT CONTENT - 0.8%
41,555	Fox Corporation, Class A	1,199,693

	FOOD - 2.0%
16,639	Lamb Weston Holdings, Inc.	1,434,615
15,689	Post Holdings, Inc.(a)	1,418,599
		2,853,214
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
24,720	Louisiana-Pacific Corporation	1,400,388

	HEALTH CARE FACILITIES & SERVICES - 2.0%
6,904	HCA Healthcare, Inc.	1,501,413
3,755	McKesson Corporation	1,462,084
		2,963,497
	HOTEL REIT - 1.0%
115,470	Park Hotels & Resorts, Inc.	1,510,348

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.0%
4,736	United Rentals, Inc.(a)	$1,495,203

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
43,859	Jefferies Financial Group, Inc.	1,509,188
16,183	Morgan Stanley	1,329,757
		2,838,945
	INSURANCE - 11.0%
22,748	Aflac, Inc.	1,481,122
10,255	Allstate Corporation (The)	1,294,694
26,854	American International Group, Inc.	1,530,678
8,794	Assurant, Inc.	1,194,753
29,310	Brighthouse Financial, Inc.(a)	1,672,723
48,419	Equitable Holdings, Inc.	1,482,590
20,654	Hartford Financial Services Group, Inc. (The)	1,495,556
25,574	Loews Corporation	1,458,229
21,033	MetLife, Inc.	1,539,826
17,717	Principal Financial Group, Inc.	1,561,399
20,936	Voya Financial, Inc.	1,431,185
		16,142,755
	INTERNET MEDIA & SERVICES - 1.0%
17,997	GoDaddy, Inc., Class A(a)	1,446,958

	LEISURE FACILITIES & SERVICES - 4.1%
10,151	Darden Restaurants, Inc.	1,453,014
10,493	Marriott Vacations Worldwide Corporation	1,550,445
43,105	MGM Resorts International	1,533,245
37,362	Travel + Leisure Company	1,419,009
		5,955,713
	MACHINERY - 1.0%
14,585	Crane Holdings Company	1,463,459

	METALS & MINING - 1.0%
37,259	Alcoa Corporation	1,454,219

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	OIL & GAS PRODUCERS - 7.6%
37,220	APA Corporation	$1,692,021
12,502	ConocoPhillips	1,576,377
49,209	Coterra Energy, Inc.	1,531,876
10,678	Diamondback Energy, Inc.	1,677,621
56,605	Marathon Oil Corporation	1,723,622
12,888	Marathon Petroleum Corporation	1,464,335
11,916	Valero Energy Corporation	1,496,054
		11,161,906
	PUBLISHING & BROADCASTING - 0.9%
7,696	Nexstar Media Group, Inc.	1,318,325

	REAL ESTATE SERVICES - 1.9%
19,086	CBRE Group, Inc., Class A(a)	1,353,961
8,575	Jones Lang LaSalle, Inc.(a)	1,364,197
		2,718,158
	RETAIL - DISCRETIONARY - 11.3%
8,215	Advance Auto Parts, Inc.	1,560,193
12,491	AutoNation, Inc.(a)	1,327,918
601	AutoZone, Inc.(a)	1,522,261
8,594	Avis Budget Group, Inc.(a)	2,032,138
21,502	Builders FirstSource, Inc.(a)	1,325,813
6,831	Lowe’s Companies, Inc.	1,331,703
80,277	Macy’s, Inc.	1,673,775
1,822	O’Reilly Automotive, Inc.(a)	1,525,324
12,996	Penske Automotive Group, Inc.	1,450,614
3,190	Ulta Beauty, Inc.(a)	1,337,790
10,924	Williams-Sonoma, Inc.	1,352,719
		16,440,248
	SEMICONDUCTORS - 2.7%
15,524	Applied Materials, Inc.	1,370,614
18,591	Cirrus Logic, Inc.(a)	1,247,828
4,198	KLA Corporation	1,328,457
		3,946,899

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SOFTWARE - 1.0%
25,900	Fortinet, Inc.(a)	$1,480,444

	SPECIALTY FINANCE - 3.9%
2,974	Credit Acceptance Corporation(a)	1,384,754
14,146	Discover Financial Services	1,477,691
99,985	MGIC Investment Corporation	1,364,795
91,744	SLM Corporation	1,522,033
		5,749,273
	STEEL - 4.2%
11,954	Nucor Corporation	1,570,517
7,331	Reliance Steel & Aluminum Company	1,477,050
17,942	Steel Dynamics, Inc.	1,687,444
69,561	United States Steel Corporation	1,416,262
		6,151,273
	TECHNOLOGY HARDWARE - 5.8%
13,773	Arrow Electronics, Inc.(a)	1,394,654
37,449	Dell Technologies, Inc., Class C	1,438,042
51,093	HP, Inc.	1,411,189
21,795	Jabil, Inc.	1,400,329
18,396	Lumentum Holdings, Inc.(a)	1,369,582
4,331	Ubiquiti, Inc.	1,501,774
		8,515,570
	TECHNOLOGY SERVICES - 3.0%
3,069	Fair Isaac Corporation(a)	1,469,560
4,603	Gartner, Inc.(a)	1,389,738
14,540	Science Applications International Corporation	1,575,263
		4,434,561
	TRANSPORTATION & LOGISTICS - 6.6%
13,191	CH Robinson Worldwide, Inc.	1,289,025
48,194	CSX Corporation	1,400,517
26,152	Knight-Swift Transportation Holdings, Inc.	1,256,081
8,843	Landstar System, Inc.	1,381,453
6,100	Norfolk Southern Corporation	1,391,227
5,100	Old Dominion Freight Line, Inc.	1,400,459

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION & LOGISTICS - 6.6% (Continued)
17,011	Ryder System, Inc.	$1,369,556
		9,488,318
	WHOLESALE - DISCRETIONARY - 1.0%
27,006	LKQ Corporation	1,502,614

	TOTAL COMMON STOCKS (Cost $134,992,172)	145,275,984

	TOTAL INVESTMENTS – 99.3% (Cost $134,992,172)	$145,275,984
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	1,108,599
	NET ASSETS - 100.0%	$146,384,583

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 56.1%
	AEROSPACE & DEFENSE - 0.1%
389	L3Harris Technologies, Inc.	$95,877
104	TransDigm Group, Inc.	59,879
		155,756
	APPAREL & TEXTILE PRODUCTS - 0.3%
3,659	NIKE, Inc., Class B	339,116

	ASSET MANAGEMENT - 0.7%
301	Ameriprise Financial, Inc.	93,045
379	BlackRock, Inc.	244,800
4,785	Charles Schwab Corporation	381,220
747	T Rowe Price Group, Inc.	79,302
		798,367
	AUTOMOTIVE - 2.5%
13,037	Tesla, Inc.(a)	2,966,439

	BANKING - 1.2%
14,414	Bank of America Corporation	519,481
842	First Republic Bank	101,124
6,342	JPMorgan Chase & Company	798,331
266	SVB Financial Group(a)	61,435
		1,480,371
	BEVERAGES - 0.5%
894	Monster Beverage Corporation(a)	83,786
2,723	PepsiCo, Inc.	494,442
		578,228
	BIOTECH & PHARMA - 3.4%
4,685	AbbVie, Inc.	685,884
1,017	Amgen, Inc.	274,946
3,540	Eli Lilly and Company	1,281,798
1,596	Moderna, Inc.(a)	239,927
14,114	Pfizer, Inc.	657,007
501	Regeneron Pharmaceuticals, Inc.(a)	375,124
694	Vertex Pharmaceuticals, Inc.(a)	216,528

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	BIOTECH & PHARMA - 3.4% (Continued)
1,449	Zoetis, Inc.	$218,480
		3,949,694
	CHEMICALS - 0.4%
374	Albemarle Corporation	104,671
1,169	Linde plc	347,603
583	Sherwin-Williams Company (The)	131,193
		583,467
	COMMERCIAL SUPPORT SERVICES - 0.2%
184	Cintas Corporation	78,669
432	Republic Services, Inc.	57,292
906	Waste Management, Inc.	143,483
		279,444
	DATA CENTER REIT - 0.1%
191	Equinix, Inc.	108,190

	DIVERSIFIED INDUSTRIALS - 0.1%
546	Illinois Tool Works, Inc.	116,587

	E-COMMERCE DISCRETIONARY - 3.7%
41,091	Amazon.com, Inc.(a)	4,209,362
2,010	eBay, Inc.	80,078
555	Etsy, Inc.(a)	52,120
		4,341,560
	ELECTRICAL EQUIPMENT - 0.2%
1,487	Amphenol Corporation, Class A	112,759
625	Keysight Technologies, Inc.(a)	108,844
269	Rockwell Automation, Inc.	68,676
		290,279
	FOOD - 0.1%
298	Hershey Company (The)	71,153

	HEALTH CARE FACILITIES & SERVICES - 1.1%
574	HCA Healthcare, Inc.	124,828
628	IQVIA Holdings, Inc.(a)	131,673

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.1% (Continued)
1,829	UnitedHealth Group, Inc.	$1,015,369
		1,271,870
	HOUSEHOLD PRODUCTS - 0.1%
659	Estee Lauder Companies, Inc., Class A	132,123

	INDUSTRIAL REIT - 0.3%
2,651	Prologis, Inc.	293,597

	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,299	Fastenal Company	62,781

	INFRASTRUCTURE REIT - 0.4%
1,136	American Tower Corporation	235,368
923	Crown Castle, Inc.	122,999
277	SBA Communications Corp., A	74,762
		433,129
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
1,573	Goldman Sachs Group, Inc.	541,915
1,492	Intercontinental Exchange, Inc.	142,590
3,058	Morgan Stanley	251,276
1,222	Nasdaq, Inc.	76,057
		1,011,838
	INSURANCE - 0.3%
421	Arthur J Gallagher & Company	78,761
1,412	Marsh & McLennan Companies, Inc.	228,024
		306,785
	INTERNET MEDIA & SERVICES - 3.6%
28,144	Alphabet, Inc., Class A(a)	2,659,890
10,341	Meta Platforms, Inc., Class A(a)	963,368
1,956	Netflix, Inc.(a)	570,917
		4,194,175
	LEISURE FACILITIES & SERVICES - 0.8%
85	Chipotle Mexican Grill, Inc.(a)	127,358
515	Hilton Worldwide Holdings, Inc.	69,659

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	LEISURE FACILITIES & SERVICES - 0.8% (Continued)
1,585	McDonald’s Corporation	$432,166
2,698	Starbucks Corporation	233,620
628	Yum! Brands, Inc.	74,261
		937,064
	MACHINERY - 0.2%
590	Deere & Company	233,534

	MEDICAL EQUIPMENT & DEVICES - 2.9%
4,335	Abbott Laboratories	428,905
836	Agilent Technologies, Inc.	115,661
344	Align Technology, Inc.(a)	66,839
2,064	Danaher Corporation	519,447
1,751	DexCom, Inc.(a)	211,486
1,795	Edwards Lifesciences Corporation(a)	130,012
848	Hologic, Inc.(a)	57,494
265	IDEXX Laboratories, Inc.(a)	95,315
349	Illumina, Inc.(a)	79,858
1,133	Intuitive Surgical, Inc.(a)	279,251
64	Mettler-Toledo International, Inc.(a)	80,956
571	PerkinElmer, Inc.	76,274
377	ResMed, Inc.	84,331
625	Stryker Corporation	143,275
1,806	Thermo Fisher Scientific, Inc.	928,229
207	Waters Corporation(a)	61,928
341	West Pharmaceutical Services, Inc.	78,464
		3,437,725
	METALS & MINING - 0.1%
2,834	Freeport-McMoRan, Inc.	89,809

	OIL & GAS PRODUCERS - 0.7%
2,820	Devon Energy Corporation	218,127
778	Diamondback Energy, Inc.	122,232
1,175	EOG Resources, Inc.	160,411
842	Hess Corporation	118,789

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	OIL & GAS PRODUCERS - 0.7% (Continued)
1,357	Occidental Petroleum Corporation	$98,518
588	Pioneer Natural Resources Company	150,769
		868,846
	RENEWABLE ENERGY - 0.2%
637	Enphase Energy, Inc.(a)	195,559

	RESIDENTIAL REIT - 0.0%(b)
492	Camden Property Trust	56,851
21	NexPoint Residential Trust, Inc.	958
		57,809
	RETAIL - CONSUMER STAPLES - 0.6%
1,053	Costco Wholesale Corporation	528,079
1,178	Target Corporation	193,487
		721,566
	RETAIL - DISCRETIONARY - 1.9%
86	AutoZone, Inc.(a)	217,828
3,514	Home Depot, Inc.	1,040,600
2,960	Lowe’s Companies, Inc.	577,052
287	O’Reilly Automotive, Inc.(a)	240,268
535	Tractor Supply Company	117,577
		2,193,325
	RETAIL REIT - 0.1%
917	Simon Property Group, Inc.	99,935

	SELF-STORAGE REIT - 0.2%
607	Extra Space Storage, Inc.	107,706
429	Public Storage	132,883
		240,589
	SEMICONDUCTORS - 4.0%
7,887	Advanced Micro Devices, Inc.(a)	473,693
4,112	Applied Materials, Inc.	363,048
1,105	Broadcom, Inc.	519,483
666	KLA Corporation	210,756
652	Lam Research Corporation	263,917

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
1,252	Microchip Technology, Inc.	$77,298
205	Monolithic Power Systems, Inc.	69,587
11,680	NVIDIA Corporation	1,576,449
1,555	ON Semiconductor Corporation(a)	95,524
5,503	QUALCOMM, Inc.	647,483
753	Teradyne, Inc.	61,257
2,149	Texas Instruments, Inc.	345,194
		4,703,689
	SOFTWARE - 9.8%
2,163	Adobe, Inc.(a)	688,915
250	ANSYS, Inc.(a)	55,290
652	Autodesk, Inc.(a)	139,724
1,263	Cadence Design Systems, Inc.(a)	191,206
2,987	Fortinet, Inc.(a)	170,737
1,341	Intuit, Inc.	573,278
34,881	Microsoft Corporation	8,096,926
7,219	Oracle Corporation	563,587
2,882	Salesforce, Inc.(a)	468,584
922	ServiceNow, Inc.(a)	387,922
470	Synopsys, Inc.(a)	137,499
		11,473,668
	SPECIALTY FINANCE - 0.3%
1,238	American Express Company	183,781
845	Capital One Financial Corporation	89,587
1,269	Discover Financial Services	132,560
		405,928
	STEEL - 0.1%
646	Nucor Corporation	84,871

	TECHNOLOGY HARDWARE - 10.5%
76,103	Apple, Inc.	11,669,633
1,110	Arista Networks, Inc.(a)	134,155
8,761	Cisco Systems, Inc.	398,012

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 56.1% (Continued)
	TECHNOLOGY HARDWARE - 10.5% (Continued)
460	Motorola Solutions, Inc.	$114,867
		12,316,667
	TECHNOLOGY SERVICES - 2.6%
1,029	Automatic Data Processing, Inc.	248,709
372	CDW Corporation/DE	64,285
909	CoStar Group, Inc.(a)	75,192
257	EPAM Systems, Inc.(a)	89,950
559	Equifax, Inc.	94,773
362	Gartner, Inc.(a)	109,295
1,865	Mastercard, Inc., Class A	612,056
492	Moody’s Corporation	130,316
368	MSCI, Inc.	172,540
787	Paychex, Inc.	93,110
2,863	PayPal Holdings, Inc.(a)	239,290
981	S&P Global, Inc.	315,146
379	Verisk Analytics, Inc.	69,293
3,244	Visa, Inc., Class A	672,028
		2,985,983
	TRANSPORTATION & LOGISTICS - 0.7%
757	Expeditors International of Washington, Inc.	74,072
427	Old Dominion Freight Line, Inc.	117,254
1,207	Union Pacific Corporation	237,948
1,489	United Parcel Service, Inc., Class B	249,810
		679,084
	WHOLESALE - DISCRETIONARY - 0.1%
677	Copart, Inc.(a)	77,869
183	Pool Corporation	55,674
		133,543

	TOTAL COMMON STOCKS (Cost $69,908,055)	65,624,143

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.9%
	EQUITY - 42.9%
284,094	SPDR Portfolio Emerging Markets ETF	$8,596,684
475,493	SPDR Portfolio S&P 500 Value ETF	18,268,442
160,063	SPDR S&P 600 Small Cap Growth ETF	11,979,115
145,971	SPDR S&P 600 Small CapValue ETF	11,217,871
	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,296,180)	50,062,112

	TOTAL INVESTMENTS - 99.0% (Cost $120,204,235)	$115,686,255
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	1,130,563
	NET ASSETS - 100.0%	$116,816,818

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0%
	AEROSPACE & DEFENSE — 2.8%
350,000	Boeing Company (The)		4.8750	05/01/25	$341,903
474,000	Boeing Company (The)		2.1960	02/04/26	419,529
360,000	Boeing Company (The)		5.1500	05/01/30	333,311
308,000	Boeing Company (The)		5.7050	05/01/40	267,160
308,000	Boeing Company (The)		5.8050	05/01/50	264,480
308,000	Boeing Company (The)		5.9300	05/01/60	260,082
350,000	Raytheon Technologies Corporation		4.1250	11/16/28	326,974
308,000	Raytheon Technologies Corporation		4.5000	06/01/42	261,422
					2,474,861
	BANKING —11.7%
360,000	Bank of America Corporation(a)	ICE LIBOR USD 3 Month + 1.210%	3.9740	02/07/30	318,559
451,000	Bank of America Corporation		3.3000	01/11/23	450,101
464,000	Bank of America Corporation(a)	US0003M + 0.790%	3.0040	12/20/23	462,334
474,000	Bank of America Corporation(a)	SOFRRATE + 0.960%	1.7340	07/22/27	406,014
464,000	Bank of America Corporation(a)	US0003M + 1.040%	3.4190	12/20/28	409,877
360,000	Bank of America Corporation(a)	US0003M + 1.310%	4.2710	07/23/29	326,953
484,000	Bank of America Corporation(a)	US0003M + 0.990%	2.4960	02/13/31	380,295
484,000	Bank of America Corporation(a)	SOFRRATE + 1.320%	2.6870	04/22/32	374,317
514,000	Bank of America Corporation(a)	SOFRRATE + 1.930%	2.6760	06/19/41	325,375
494,000	Bank of America Corporation(a)	SOFRRATE + 1.580%	3.3110	04/22/42	341,646
384,000	Bank of America Corporation B(a)	US0003M + 3.150%	4.0830	03/20/51	284,740
464,000	Citigroup, Inc.(a)	SOFRRATE + 2.842%	3.1060	04/08/26	433,221
360,000	Citigroup, Inc.		4.4500	09/29/27	334,471
360,000	Citigroup, Inc.(a)	SOFRRATE + 3.914%	4.4120	03/31/31	320,834
484,000	Citigroup, Inc.(a)	SOFRRATE + 2.107%	2.5720	06/03/31	378,674
464,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.850%	2.0830	04/22/26	422,577
474,000	JPMorgan Chase & Company(a)	SOFRRATE + 0.885%	1.5780	04/22/27	407,855
484,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.510%	2.7390	10/15/30	392,437

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0% (Continued)
	BANKING —11.7% (Continued)
360,000	JPMorgan Chase & Company(a)	SOFRRATE + 3.790%	4.4930	03/24/31	$325,382
484,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.250%	2.5800	04/22/32	372,242
260,000	JPMorgan Chase & Company		6.4000	05/15/38	267,612
384,000	JPMorgan Chase & Company(a)	US0003M + 1.380%	3.9640	11/15/48	281,529
404,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.580%	3.3280	04/22/52	261,481
464,000	Wells Fargo & Company		3.0000	04/22/26	424,850
464,000	Wells Fargo & Company		3.0000	10/23/26	420,146
474,000	Wells Fargo & Company(a)	SOFRRATE + 2.100%	2.3930	06/02/28	405,122
474,000	Wells Fargo & Company(a)	US0003M + 1.170%	2.8790	10/30/30	389,073
494,000	Wells Fargo & Company(a)	SOFRRATE + 2.530%	3.0680	04/30/41	332,700
295,000	Wells Fargo & Company(a)	US0003M + 4.240%	5.0130	04/04/51	249,752
					10,500,169
	BEVERAGES —1.6%
356,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	341,149
304,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	275,279
301,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	257,579
291,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	283,112
291,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	274,136
					1,431,255
	BIOTECH & PHARMA — 4.3%
464,000	AbbVie, Inc.		2.6000	11/21/24	440,986
464,000	AbbVie, Inc.		3.6000	05/14/25	445,351
464,000	AbbVie, Inc.		2.9500	11/21/26	423,946
474,000	AbbVie, Inc.		3.2000	11/21/29	413,525
371,000	AbbVie, Inc.		4.0500	11/21/39	298,464
318,000	AbbVie, Inc.		4.2500	11/21/49	246,098
308,000	Amgen, Inc.		4.6630	06/15/51	253,838
260,000	AstraZeneca plc		6.4500	09/15/37	279,188
246,000	Bristol-Myers Squibb Company		3.4000	07/26/29	223,499
308,000	Bristol-Myers Squibb Company		4.2500	10/26/49	249,878
260,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	278,337
250,000	Pfizer, Inc.		7.2000	03/15/39	292,835
					3,845,945

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0% (Continued)
	CABLE & SATELLITE — 1.3%
350,000	Comcast Corporation	4.1500	10/15/28	$328,861
205,000	Comcast Corporation	4.6000	10/15/38	177,659
209,000	Comcast Corporation	4.7000	10/15/48	173,465
380,000	Comcast Corporation	2.8870	11/01/51	227,766
396,000	Comcast Corporation	2.9370	11/01/56	228,777
				1,136,528
	DIVERSIFIED INDUSTRIALS —0.3%
224,000	General Electric Company	6.7500	03/15/32	243,421

	E-COMMERCE DISCRETIONARY — 0.6%
360,000	Amazon.com, Inc.	3.1500	08/22/27	333,240
308,000	Amazon.com, Inc.	4.0500	08/22/47	249,533
				582,773
	FOOD —3.3%
572,000	Kraft Heinz Foods Company	3.0000	06/01/26	528,223
572,000	Kraft Heinz Foods Company	3.8750	05/15/27	536,072
236,000	Kraft Heinz Foods Company	4.2500	03/01/31	213,236
316,000	Kraft Heinz Foods Company(b)	7.1250	08/01/39	330,157
426,000	Kraft Heinz Foods Company	5.0000	06/04/42	368,133
416,000	Kraft Heinz Foods Company	5.2000	07/15/45	363,177
436,000	Kraft Heinz Foods Company	4.3750	06/01/46	340,512
426,000	Kraft Heinz Foods Company	4.8750	10/01/49	354,899
				3,034,409
	HEALTH CARE FACILITIES & SERVICES — 3.7%
308,000	Cigna Corporation	4.9000	12/15/48	261,018
350,000	Cigna Corporation	4.3750	10/15/28	329,650
308,000	CVS Health Corporation	5.0500	03/25/48	261,621
272,000	CVS Health Corporation	4.3000	03/25/28	255,339
308,000	CVS Health Corporation	4.7800	03/25/38	267,223
308,000	CVS Health Corporation	5.1250	07/20/45	264,708
406,000	HCA, Inc.	5.3750	02/01/25	400,969
406,000	HCA, Inc.	5.8750	02/15/26	402,329
406,000	HCA, Inc.	5.6250	09/01/28	390,146
582,000	HCA, Inc.	3.5000	09/01/30	484,011
				3,317,014

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.5%
464,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	$439,473
360,000	Goldman Sachs Group, Inc. (The)(a)	US0003M + 1.301%	4.2230	05/01/29	325,900
484,000	Goldman Sachs Group, Inc. (The)(a)	SOFRRATE + 1.281%	2.6150	04/22/32	369,874
270,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	269,734
260,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	254,378
360,000	Morgan Stanley		3.8750	01/27/26	340,358
474,000	Morgan Stanley(a)	SOFRRATE + 0.879%	1.5930	05/04/27	405,818
360,000	Morgan Stanley(a)	US0003M + 1.628%	4.4310	01/23/30	328,660
484,000	Morgan Stanley Series GMTN(a)	SOFRRATE + 1.143%	2.6990	01/22/31	387,770
					3,121,965
	LEISURE FACILITIES & SERVICES — 0.2%
208,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	160,763

	MEDICAL EQUIPMENT & DEVICES — 0.3%
295,000	Abbott Laboratories		4.9000	11/30/46	274,788

	METALS & MINING — 0.4%
416,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	343,027

	OIL & GAS PRODUCERS — 1.6%
197,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	166,342
146,000	ConocoPhillips		6.5000	02/01/39	156,051
289,000	ConocoPhillips Company		4.0250	03/15/62	213,930
406,000	Continental Resources Inc.(b)		5.7500	01/15/31	369,233
260,000	Shell International Finance BV		6.3750	12/15/38	273,973
308,000	Shell International Finance BV		4.3750	05/11/45	254,577
					1,434,106
	REAL ESTATE INVESTMENT TRUSTS —0.2%
193,000	SBA Communications Corporation		3.1250	02/01/29	156,675

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0% (Continued)
	RETAIL - DISCRETIONARY — 0.3%
260,000	Home Depot, Inc. (The)	5.8750	12/16/36	$267,435

	SEMICONDUCTORS — 0.6%
404,000	Broadcom, Inc.(b)	3.1370	11/15/35	280,412
404,000	Broadcom, Inc.(b)	3.1870	11/15/36	274,989
				555,401
	SOFTWARE — 3.2%
464,000	Microsoft Corporation	2.4000	08/08/26	429,614
350,000	Microsoft Corporation	3.3000	02/06/27	332,892
514,000	Microsoft Corporation	2.5250	06/01/50	321,946
494,000	Microsoft Corporation	2.9210	03/17/52	332,824
542,000	Microsoft Corporation	2.6750	06/01/60	327,460
464,000	Oracle Corporation	2.5000	04/01/25	433,586
542,000	Oracle Corporation	3.6000	04/01/50	333,018
552,000	Oracle Corporation	3.8500	04/01/60	332,947
				2,844,287
	TECHNOLOGY HARDWARE —2.4%
451,000	Apple, Inc.	2.4000	05/03/23	446,028
464,000	Apple, Inc.	3.2500	02/23/26	442,283
371,000	Apple, Inc.	3.8500	05/04/43	301,488
295,000	Apple, Inc.	4.6500	02/23/46	265,984
295,000	Dell International, LLC / EMC Corporation	6.0200	06/15/26	294,631
416,000	Western Digital Corporation	4.7500	02/15/26	387,150
				2,137,564
	TECHNOLOGY SERVICES — 0.8%
464,000	Visa, Inc.	3.1500	12/14/25	442,358
308,000	Visa, Inc.	4.3000	12/14/45	262,055
				704,413
	TELECOMMUNICATIONS — 6.6%
190,000	AT&T, Inc.	4.3500	03/01/29	176,389
190,000	AT&T, Inc.	4.3000	02/15/30	173,646
382,000	AT&T, Inc.	2.5500	12/01/33	281,630
392,000	AT&T, Inc.	3.5000	09/15/53	250,468
402,000	AT&T, Inc.	3.5500	09/15/55	255,537

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0% (Continued)
	TELECOMMUNICATIONS —6.6% (Continued)
492,000	AT&T, Inc.	3.8000	12/01/57	$323,980
402,000	AT&T, Inc.	3.6500	09/15/59	253,250
250,000	British Telecommunications plc	9.6250	12/15/30	285,330
250,000	Deutsche Telekom International Finance BV	8.7500	06/15/30	286,321
250,000	Orange S.A.	9.0000	03/01/31	298,714
350,000	Verizon Communications, Inc.	4.1250	03/16/27	333,028
350,000	Verizon Communications, Inc.	4.3290	09/21/28	328,339
360,000	Verizon Communications, Inc.	4.0160	12/03/29	324,996
484,000	Verizon Communications, Inc.	2.5500	03/21/31	382,942
306,000	Verizon Communications, Inc.	4.5000	08/10/33	272,686
494,000	Verizon Communications, Inc.	3.4000	03/22/41	350,743
306,000	Verizon Communications, Inc.	4.8620	08/21/46	256,540
394,000	Verizon Communications, Inc.	3.5500	03/22/51	265,421
404,000	Verizon Communications, Inc.	3.7000	03/22/61	263,675
350,000	Vodafone Group plc	4.3750	05/30/28	328,996
308,000	Vodafone Group plc	5.2500	05/30/48	251,578
				5,944,209
	TOBACCO & CANNABIS —0.5%
474,000	BAT Capital Corporation	3.5570	08/15/27	412,675

	TRANSPORTATION & LOGISTICS — 0.8%
177,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.5000	04/20/26	169,189
187,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.7500	04/20/29	171,205
406,000	Delta Air Lines, Inc.	7.3750	01/15/26	415,133
				755,527

	TOTAL CORPORATE BONDS (Cost $54,692,375)			45,679,210

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 10.8%
	U.S. TREASURY NOTES — 10.8%
4,958,000	United States Treasury Note	1.5000	02/29/24	$4,759,390
5,025,000	United States Treasury Note	1.5000	02/15/25	4,698,571
113,000	United States Treasury Note	1.6250	05/15/31	93,300
93,000	United States Treasury Note	2.2500	05/15/41	66,852
69,000	United States Treasury Note	2.3750	05/15/51	47,570
	TOTAL U.S. GOVERNMENT & AGENCIES
	(Cost $10,250,213)			9,665,683

	SHORT-TERM INVESTMENTS — 32.0%
	U.S. TREASURY BILLS —32.0%
2,003,000	United States Treasury Bill(c)	0.0000	11/03/22	2,002,762
10,820,000	United States Treasury Bill(c)	0.0000	11/10/22	10,813,061
2,001,000	United States Treasury Bill(c)	0.0000	12/01/22	1,995,308
4,032,000	United States Treasury Bill(c)	0.0000	12/15/22	4,014,814
5,017,000	United States Treasury Bill(c)	0.0000	01/26/23	4,969,241
5,002,000	United States Treasury Bill(c)	0.0000	02/23/23	4,936,859
	TOTAL SHORT TERM INVESTMENTS – U.S. TREASURY BILLS (Cost$28,822,518)			28,732,045

	TOTAL INVESTMENTS – 93.8% (Cost $93,765,106)			$84,076,938
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.2%			5,575,794
	NET ASSETS - 100.0%			$89,652,732

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on October 31, 2022.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. As of October 31, 2022 the total fair value of 144A securities is $1,755,948 or 2.0% of net assets.

(c)	Zero coupon bond.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2022

		LeaderShares	LeaderShares
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
ASSETS
Investment securities:
Investments, at cost	$89,767,244	$152,962,364	$134,992,172	$120,204,235	$93,765,106
Investments, at fair value	$81,380,512	$156,513,435	$145,275,984	$115,686,255	$84,076,938
Cash	3,482,341	3,543,052	1,092,607	1,159,741	5,026,962
Receivable for investments sold	2,500,931	8,245,228	—	713,104	—
Dividends and interest receivable	15,749	154,431	77,967	24,861	576,730
TOTAL ASSETS	87,379,533	168,456,146	146,446,558	117,583,961	89,680,630

LIABILITIES
Payable for investments purchased	5,093,122	—	—	—	—
Payable for capital shares redeemed	—	10,857,230	—	718,730	—
Investment advisory fees payable	31,498	113,697	61,975	48,413	27,898
TOTAL LIABILITIES	5,124,620	10,970,927	61,975	767,143	27,898
NET ASSETS	$82,254,913	$157,485,219	$146,384,583	$116,816,818	$89,652,732

Net Assets Consist Of:
Paid in capital	$104,382,160	$174,611,395	$166,686,193	$142,341,051	$102,387,063
Accumulated deficit	(22,127,247)	(17,126,176)	(20,301,610)	(25,524,233)	(12,734,331)
NET ASSETS	$82,254,913	$157,485,219	$146,384,583	$116,816,818	$89,652,732

Net Asset Value Per Share:
Net Assets	$82,254,913	$157,485,219	$146,384,583	$116,816,818	$89,652,732
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,850,000	4,775,000	4,850,000	4,125,000	4,150,000
Net asset value (Net Assets ÷ Shares Outstanding)	$28.86	$32.98	$30.18	$28.32	$21.60

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2022

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
INVESTMENT INCOME
Dividends	$958,985	$2,921,454	$2,178,296	$1,903,663	$—
Interest	7,952	738,055	6,766	6,006	1,963,814
Less: Foreign withholding expense	(15,396)	(12,200)	(2,567)	(519)	—
TOTAL INVESTMENT INCOME	951,541	3,647,309	2,182,495	1,909,150	1,963,814

EXPENSES
Investment advisory fees	594,479	1,459,156	1,005,152	839,841	633,421
TOTAL EXPENSES	594,479	1,459,156	1,005,152	839,841	633,421
NET INVESTMENT INCOME	357,062	2,188,153	1,177,343	1,069,309	1,330,393

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(13,604,753)	(20,802,828)	(29,826,248)	(20,970,506)	(3,096,271)
In-kind redemptions	14,107,118	22,029,508	9,700,848	13,232,844	(23,219)
Realized loss on investments	502,365	1,226,680	(20,125,400)	(7,737,662)	(3,119,490)
Change in unrealized appreciation (depreciation) on:
Investments	(18,004,123)	(8,089,496)	4,429,403	(15,691,444)	(9,340,874)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(17,501,758)	(6,862,816)	(15,695,997)	(23,429,106)	(12,460,364)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,144,696)	$(4,674,663)	$(14,518,654)	$(22,359,797)	$(11,129,971)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2022	October 31, 2021
FROM OPERATIONS
Net investment income	$357,062	$13,343
Net realized gain (loss) on investments	(13,604,753)	5,349,722
Net realized gain on in-kind redemptions	14,107,118	13,403,776
Unrealized appreciation (depreciation) on investments	(18,004,123)	4,959,880
Net increase (decrease) in net assets resulting from operations	(17,144,696)	23,726,721

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	(4,972,381)	—
Total distributions paid	(730,514)	(55,755)
Net decrease in net assets resulting from distributions to shareholders	(5,702,895)	(55,755)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	74,872,618	61,902,239
Cost of shares redeemed	(46,731,261)	(51,125,339)
Net increase in net assets resulting from shares of beneficial interest	28,141,357	10,776,900

TOTAL INCREASE IN NET ASSETS	5,293,766	34,447,866

NET ASSETS
Beginning of Year	76,961,147	42,513,281
End of Year	$82,254,913	$76,961,147

SHARE ACTIVITY
Shares sold	2,250,000	1,825,000
Shares redeemed	(1,400,000)	(1,575,000)
Net increase in shares of beneficial interest outstanding	850,000	250,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2022	October 31, 2021
FROM OPERATIONS
Net investment income	$2,188,153	$1,514,399
Net realized gain (loss) on investments	(20,802,828)	2,829,623
Net realized gain on in-kind redemptions	22,029,508	16,666,091
Unrealized appreciation (depreciation) on investments	(8,089,496)	9,255,410
Net increase (decrease) in net assets resulting from operations	(4,674,663)	30,265,523

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	(1,296,694)	—
Total distributions paid	(3,387,401)	(248,363)
Net decrease in net assets resulting from distributions to shareholders	(4,684,095)	(248,363)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	175,555,756	137,674,873
Cost of shares redeemed	(136,855,799)	(87,118,974)
Net increase in net assets resulting from shares of beneficial interest	38,699,957	50,555,899

TOTAL INCREASE IN NET ASSETS	29,341,199	80,573,059

NET ASSETS
Beginning of Year	128,144,020	47,570,961
End of Year	$157,485,219	$128,144,020

SHARE ACTIVITY
Shares sold	5,025,000	4,575,000
Shares redeemed	(3,900,000)	(2,900,000)
Net increase in shares of beneficial interest outstanding	1,125,000	1,675,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2022	October 31, 2021
FROM OPERATIONS
Net investment income	$1,177,343	$335,080
Net realized gain (loss) on investments	(29,826,248)	9,442,544
Net realized gain on in-kind redemptions	9,700,848	13,262,681
Unrealized appreciation (depreciation) on investments	4,429,403	3,346,892
Net increase (decrease) in net assets resulting from operations	(14,518,654)	26,387,197

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,093,305)	(296,928)
Net decrease in net assets resulting from distributions to shareholders	(1,093,305)	(296,928)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	134,897,260	159,184,764
Cost of shares redeemed	(95,993,806)	(135,722,428)
Net increase in net assets resulting from shares of beneficial interest	38,903,454	23,462,336

TOTAL INCREASE IN NET ASSETS	23,291,495	49,552,605

NET ASSETS
Beginning of Year	123,093,088	73,540,483
End of Year	$146,384,583	$123,093,088

SHARE ACTIVITY
Shares sold	4,250,000	5,100,000
Shares redeemed	(3,050,000)	(4,425,000)
Net increase in shares of beneficial interest outstanding	1,200,000	675,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	October 31, 2022	October 31, 2021
FROM OPERATIONS
Net investment income	$1,069,309	$638,335
Net realized gain (loss) on investments	(20,970,506)	8,046,652
Net realized gain on in-kind redemptions	13,232,844	10,990,596
Unrealized appreciation (depreciation) on investments	(15,691,444)	2,836,584
Net increase (decrease) in net assets resulting from operations	(22,359,797)	22,512,167

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	(7,449,169)	—
Total distributions paid	(1,347,897)	(3,395,723)
Net decrease in net assets resulting from distributions to shareholders	(8,797,066)	(3,395,723)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	137,818,637	98,072,672
Cost of shares redeemed	(95,323,161)	(65,730,531)
Net increase in net assets resulting from shares of beneficial interest	42,495,476	32,342,141

TOTAL INCREASE IN NET ASSETS	11,338,613	51,458,585

NET ASSETS
Beginning of Year	105,478,205	54,019,620
End of Year	$116,816,818	$105,478,205

SHARE ACTIVITY
Shares sold	4,150,000	2,775,000
Shares redeemed	(2,850,000)	(1,875,000)
Net increase in shares of beneficial interest outstanding	1,300,000	900,000

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Period *
	Ended	Ended
	October 31, 2022	October 31, 2021
FROM OPERATIONS
Net investment income	$1,330,393	$424,807
Net realized gain (loss) on investments	(3,096,271)	24,978
Net realized gain (loss) on in-kind redemptions	(23,219)	—
Unrealized appreciation (depreciation) on investments	(9,340,874)	(347,294)
Net increase (decrease) in net assets resulting from operations	(11,129,971)	102,491

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,343,205)	(386,865)
Net decrease in net assets resulting from distributions to shareholders	(1,343,205)	(386,865)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,782,845	71,745,503
Cost of shares redeemed	(1,118,066)	—
Net increase in net assets resulting from shares of beneficial interest	30,664,779	71,745,503

TOTAL INCREASE IN NET ASSETS	18,191,603	71,461,129

NET ASSETS
Beginning of Period	71,461,129	—
End of Period	$89,652,732	$71,461,129

SHARE ACTIVITY
Shares sold	1,350,000	2,850,000
Shares redeemed	(50,000)	—
Net increase in shares of beneficial interest outstanding	1,300,000	2,850,000

*	Fund commenced operation on June 28, 2021.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Year	For the Year	For the Period
	Ended	Ended	Ended
	October 31, 2022	October 31, 2021	October 31, 2020 *
Net asset value, beginning of year/period	$38.48	$24.29	$25.00
Activity from investment operations:
Net investment income (loss) (1)	0.15	0.01	(0.00	)**
Net realized and unrealized gain (loss) on investments	(6.98)	14.21	(0.71)
Total from investment operations	(6.83)	14.22	(0.71)
Less distributions from:
Net investment income	(0.36)	(0.03)	—
Return of capital	(2.43)	—	—
Total distributions	(2.79)	(0.03)	—
Net asset value, end of year/period	$28.86	$38.48	$24.29
Market price, end of year/period	$28.90	$38.49	$24.30
Total return (2)	(19.11)%	58.60%	(2.84	)% (4)
Net assets, at end of year/period (000s)	$82,255	$76,961	$42,513
Ratio of expenses to average net assets	0.75%	0.75%	0.75	% (3)
Ratio of net investment income (loss) to average net assets	0.45%	0.02%	(0.75	)% (3)
Portfolio Turnover Rate (5)	67%	49%	3	% (4)

*	Fund commenced operation on October 26, 2020.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Year	For the Year	For the Period
	Ended	Ended	Ended
	October 31, 2022	October 31, 2021	October 31, 2020 *
Net asset value, beginning of year/period	$35.11	$24.09	$25.00
Activity from investment operations:
Net investment income (1)	0.49	0.51	0.03
Net realized and unrealized gain (loss) on investments	(1.40)	10.60	(0.94)
Total from investment operations	(0.91)	11.11	(0.91)
Less distributions from:
Net investment income	(0.88)	(0.09)	—
Return of capital	(0.34)	—	—
Total distributions	(1.22)	(0.09)	—
Net asset value, end of year/period	$32.98	$35.11	$24.09
Market price, end of year/period	$32.93	$35.13	$24.10
Total return (2)	(2.76)%	46.20%	(3.64	)% (4)
Net assets, at end of year/period (000s)	$157,485	$128,144	$47,571
Ratio of expenses to average net assets	0.99%	0.99%	0.99	% (3)
Ratio of net investment income to average net assets	1.48%	1.53%	16.95	% (3)
Portfolio Turnover Rate (5)	229%	78%	0	% (4)

*	Fund commenced operation on October 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Year	For the Year	For the Year		For the Year	For the Period
	Ended	Ended	Ended		Ended	Ended
	October 31, 2022	October 31, 2021	October 31, 2020		October 31, 2019	October 31, 2018*
Net asset value, beginning of year/period	$33.72	$24.72	$25.44		$22.85	$25.00
Activity from investment operations:
Net investment income (loss) (1)	0.27	0.11	0.17		0.18	(0.00	) **
Net realized and unrealized gain (loss) on investments	(3.56)	8.99	(0.71)		2.58	(2.15)
Total from investment operations	(3.29)	9.10	(0.54)		2.76	(2.15)
Less distributions from:
Net investment income	(0.25)	(0.10)	(0.18)		(0.17)	—
Return of capital	—	—	(0.00	) **	—	—
Total distributions	(0.25)	(0.10)	(0.18)		(0.17)	—
Net asset value, end of year/period	$30.18	$33.72	$24.72		$25.44	$22.85
Market price, end of year/period	$30.20	$33.78	$24.72		$25.45	$22.86
Total return (2)	(9.76)%	36.84%	(2.09)%		12.16%	(8.60	)% (4)
Net assets, at end of year/period (000s)	$146,385	$123,093	$73,540		$74,412	$50,849
Ratio of expenses to average net assets	0.75%	0.75%	0.75%		0.75%	0.75	% (3)
Ratio of net investment income (loss) to average net assets	0.88%	0.35%	0.70%		0.77%	(0.01	)% (3)
Portfolio Turnover Rate (5)	150%	177%	181%		193%	0	% (4)

*	Fund commenced operation on October 1, 2018.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Year	For the Year	For the Period
	Ended	Ended	Ended
	October 31, 2022	October 31, 2021	October 31, 2020 *
Net asset value, beginning of year/period	$37.34	$28.06	$25.00
Activity from investment operations:
Net investment income (1)	0.30	0.28	0.09
Net realized and unrealized gain (loss) on investments	(6.31)	10.67	2.97
Total from investment operations	(6.01)	10.95	3.06
Less distributions from:
Net investment income	(0.46)	(0.26)	—
Net realized gains	—	(1.41)	—
Return of capital	(2.55)	—	—
Total distributions	(3.01)	(1.67)	—
Net asset value, end of year/period	$28.32	$37.34	$28.06
Market price, end of year/period	$28.27	$37.41	$27.83
Total return (2)	(17.47)%	40.17%	12.24	% (4)
Net assets, at end of year/period (000s)	$116,817	$105,478	$54,020
Ratio of expenses to average net assets	0.75%	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	0.95%	0.80%	0.71	% (3)
Portfolio Turnover Rate (5)	184%	58%	57	% (4)

*	Fund commenced operation on May 11, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year/Period Presented

	For the Year	For the Period
	Ended	Ended
	October 31, 2022	October 31, 2021 *
Net asset value, beginning of year/period	$25.07	$25.00
Activity from investment operations:
Net investment income (1)	0.36	0.18
Net realized and unrealized gain (loss) on investments	(3.46)	0.04
Total from investment operations	(3.10)	0.22
Less distributions from:
Net investment income	(0.36)	(0.15)
Net realized gains	(0.01)	—
Total distributions	(0.37)	(0.15)
Net asset value, end of year/period	$21.60	$25.07
Market price, end of year/period	$21.61	$25.12
Total return (2)	(12.45)%	0.88	% (4)
Net assets, at end of year/period (000s)	$89,653	$71,461
Ratio of expenses to average net assets	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	1.58%	2.11	% (3)
Portfolio Turnover Rate (5)	66%	6	% (4)

*	Fund commenced operation on June 28, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2022

1.	ORGANIZATION

The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each, a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® Equity Skew ETF seek to generate long-term capital growth. The LeaderShares® AlphaFactor® US Core Equity ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The LeaderShares® Dynamic Yield ETF seeks current income. The LeaderShares® AlphaFactor® US Core Equity ETF commenced operations on October 1, 2018. The LeaderShares® Equity Skew ETF commenced operations May 11, 2020. The LeaderShares® Activist Leaders® ETF and LeaderShares®AlphaFactor® Tactical Focused ETF commenced operations on October 26, 2020. The LeaderShares® Dynamic Yield ETF commenced operations on June 28, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

(which approximates fair value). Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees (the “Board” or “Trustees”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2022 for the Funds’ investments measured at fair value:

LeaderShares® Activist Leaders® ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$81,380,512	$—	$—	$81,380,512
Total	$81,380,512	$—	$—	$81,380,512

LeaderShares® AlphaFactor® Tactical Focused ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$156,513,435	$—	$—	$156,513,435
Total	$156,513,435	$—	$—	$156,513,435

LeaderShares® AlphaFactor® US Core Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$145,275,984	$—	$—	$145,275,984
Total	$145,275,984	$—	$—	$145,275,984

LeaderShares® Equity Skew ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$65,624,143	$—	$—	$65,624,143
Exchange-Traded Funds	50,062,112	—	—	50,062,112
Total	$115,686,255	$—	$—	$115,686,255

LeaderShares® Dynamic Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$45,679,210	$—	$45,679,210
U.S. Government & Agencies	—	9,665,683	—	9,665,683
Short-Term Investments - Treasury Bills	—	28,732,045	—	28,732,045
Total	$—	$84,076,938	$—	$84,076,938

The Funds did not hold any Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – For the LeaderShares® AlphaFactor ® US Core Equity ETF, dividends from net investment income, if any, are declared and paid quarterly. For the LeaderShares® Activist Leader® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, and the LeaderShares® US Equity Skew ETF, dividends from net investment income, if any, are declared and paid annually. For the LeaderShares® Dynamic Yield ETF, dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. There were no options held at October 31, 2022, and there were no options transactions for the year ended October 31, 2022.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ October 31, 2022 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

	Purchases		Sales
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$54,001,866	$—	$59,464,843	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	297,734,695	—	297,325,474	—
LeaderShares® AlphaFactor® US Core Equity ETF	208,644,907	—	205,589,744	—
LeaderShares® Equity Skew ETF	215,198,205	—	226,087,128	—
LeaderShares® Dynamic Yield ETF	22,263,699	15,995,762	27,300,577	28,616,117

	Purchases In-Kind		Sales In-Kind
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$74,620,091	$—	$46,678,776	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	168,721,204	—	132,293,819	—
LeaderShares® AlphaFactor® US Core Equity ETF	132,492,692	—	95,789,355	—
LeaderShares® Equity Skew ETF	140,646,158	—	95,168,211	—
LeaderShares® Dynamic Yield ETF	12,817,708	3,938,923	598,687	118,931

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

borne by the Advisor, the LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor ® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF pay the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.99%, 0.75%, 0.75% and 0.75% respectively of each Funds’ average daily net assets. For the year ended October 31, 2022 the Funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® Activist Leaders® ETF	$594,479
LeaderShares® AlphaFactor® Tactical Focused ETF	1,459,156
LeaderShares® AlphaFactor® US Core Equity ETF	1,005,152
LeaderShares® Equity Skew ETF	839,841
LeaderShares® Dynamic Yield ETF	633,421

The Advisor’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Advisor for providing services for the Funds. Out of the unitary management fee, the Advisor pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor (the “Distributor”), its affiliates, and the Funds’ Advisor or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Advisor.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with UFS, the advisor on behalf of the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Advisor on behalf of the Funds. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Advisor or Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor on behalf of the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2022, was as follows:

	Cost for Federal	Unrealized	Unrealized	Tax Net Unrealized
Portfolio	Tax purposes	Appreciation	Depreciation	App/Dep
LeaderShares® Activist Leaders® ETF	$91,574,410	$2,409,553	$(12,603,451)	$(10,193,898)
LeaderShares® AlphaFactor® Tactical Focused ETF	152,962,364	4,289,349	(738,278)	3,551,071
LeaderShares® AlphaFactor® US Core Equity ETF	135,002,620	14,557,695	(4,284,331)	10,273,364
LeaderShares® Equity Skew ETF	120,217,248	3,156,144	(7,687,137)	(4,530,993)
LeaderShares® Dynamic Yield ETF	93,771,454	—	(9,694,516)	(9,694,516)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2022 and October 31, 2021 was as follows:

For the period ended October 31, 2022:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$730,514	$—	$4,972,381	$—	$5,702,895
LeaderShares® AlphaFactor Tactical Focused ETF	3,387,401	—	1,296,694	—	4,684,095
LeaderShares® AlphaFactor® US Core Equity ETF	1,093,305	—	—	—	1,093,305
LeaderShares® Equity Skew ETF	1,347,897	—	7,449,169	—	8,797,066
LeaderShares® Dynamic Yield ETF	1,343,205	—	—	—	1,343,205

For the period ended October 31, 2021:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$55,755	$—	$—	$—	$55,755
LeaderShares® AlphaFactor Tactical Focused ETF	248,363	—	—	—	248,363
LeaderShares® AlphaFactor® US Core Equity ETF	296,928	—	—	—	296,928
LeaderShares® Equity Skew ETF	3,395,546	177	—	—	3,395,723
LeaderShares® Dynamic Yield ETF	386,865	—	—	—	386,865

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

As of October 31, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® Activist Leaders® ETF	$—	$—	$—	$(11,933,349)	$—	$(10,193,898)	$(22,127,247)
LeaderShares® AlphaFactor® Tactical Focused ETF	—	—	—	(20,677,247)	—	3,551,071	(17,126,176)
LeaderShares® AlphaFactor® US Core Equity ETF	116,001	—	—	(30,690,975)	—	10,273,364	(20,301,610)
LeaderShares® Equity Skew ETF	—	—	—	(20,993,240)	—	(4,530,993)	(25,524,233)
LeaderShares® Dynamic Yield ETF	56,010	—	—	(3,095,825)	—	(9,694,516)	(12,734,331)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for debt modification and adjustments for real estate investment trusts.

At October 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
LeaderShares®Activist Leaders ETF	10,405,200	1,528,149	11,933,349
LeaderShares® AlphaFactor® Tactical Focused ETF	20,677,247	—	20,677,247
LeaderShares® AlphaFactor® US Core Equity ETF	29,527,021	1,163,954	30,690,975
LeaderShares® Equity Skew ETF	20,956,137	37,103	20,993,240
LeaderShares® Dynamic Yield ETF	3,095,825	—	3,095,825

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions and adjustments for prior year tax returns resulted in reclassifications for the Funds for the year ended October 31, 2022 as follows:

	Paid in	Accumulated
Portfolio	Capital	Earnings (Losses)
LeaderShares®Activist Leaders ETF	$14,441,905	$(14,441,905)
LeaderShares® AlphaFactor® Tactical Focused ETF	22,167,742	(22,167,742)
LeaderShares® AlphaFactor® US Core Equity ETF	9,697,508	(9,697,508)
LeaderShares® Equity Skew ETF	15,617,571	(15,617,571)
LeaderShares® Dynamic Yield ETF	(23,219)	23,219

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the tables below:

LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and LeaderShares® Equity Skew ETF

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

LeaderShares® Dynamic Yield ETF

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$500	0.20%	2.00%

*    As a percentage of the amount invested.

8.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include further information regarding the risks associated with each Fund’s investments. The Risks associated with the Funds’ investments include, but are not limited to:

LeaderShares® Activist Leaders® ETF: activist risk, active trading risk, authorized participant concentration risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, fluctuation of net asset value risk, gap risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, quantitative investing risk, rules-based strategy risk, sector risk, swap risk, and volatility risk.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

LeaderShares® AlphaFactor® Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies and ETFs Risk, management risk, market capitalization risk, market risk, market events risk, money market instrument risk, new fund risks, quantitative investing risk, rules-based strategy risk, sector risk, swap risk, tactical overlay strategy risk, U.S. Government securities risk, and volatility risk.

LeaderShares® AlphaFactor® US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, derivatives risk, ETF structure risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index tracking error risk, industrial sectors risk, information technology sector risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, passive investment risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, and volatility risk.

LeaderShares® Equity Skew ETF: active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, emerging markets risk, ETF structure risks, fluctuation of net asset value risk, gap risk, geographic and sector risk, management risk, investment companies and ETFs Risk, foreign (Non-US) investments risk, market capitalization risk, market risk, market events risk, new fund risks, and quantitative investing risk.

LeaderShares® Dynamic Yield ETF: market risk, fixed income securities risk, active trading risk, asset allocation risk, authorized participant concentration risk, bank loan risk, cash positions risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, ETF structure risk, equity risk, fluctuation of net asset value risk, foreign (Non-US) investments risk, future contract risk, gap risk, high yield risk, index risk, investment companies and ETFs risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market events risk, model risk, mortgage-backed and asset-backed securities risk, new fund risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, swap risk, US government securities risk, valuation risk, variable or floating rate securities risk, and volatility risk.

ETF Structure Risks. Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”

Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Advisor cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Unlike conventional ETFs, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of Index or may hold securities not included in the Index. Tracking error risk may be heightened during times or market volatility or other unusual market conditions.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

9.	NEW REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF and LeaderShares® Dynamic Yield ETF and Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LeaderShares® Activist Leaders ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF and LeaderShares® Dynamic Yield ETF (the “Funds”), each a series of Two Roads Shared Trust, as of October 31, 2022, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years ended October 31, 2021, and prior years or periods, were audited by other auditors whose report dated January 10, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 5, 2023

LeaderShares® ETFs
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
October 31, 2022

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds liquidity risk, taking into consideration, among other factors, the Funds investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended October 31, 2022 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds liquidity risk management program has been effectively implemented.

LeaderShares® ETFs
EXPENSE EXAMPLES (Unaudited)
October 31, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	5/1/22	10/31/22	Period	10/31/22	Period

LeaderShares® Activist Leaders® ETF	0.75%	$1,000.00	$870.30	$3.54	$1,021.42	$3.82
LeaderShares® AlphaFactor® Tactical Focused ETF	0.99%	$1,000.00	$1,018.20	$5.04	$1,020.21	$5.04
LeaderShares® AlphaFactor® US Core Equity ETF	0.75%	$1,000.00	$989.90	$3.76	$1,021.42	$3.82
LeaderShares® Equity Skew ETF	0.75%	$1,000.00	$946.50	$3.68	$1,021.42	$3.82
LeaderShares® Dynamic Yield ETF	0.75%	$1,000.00	$955.20	$3.70	$1,021.42	$3.82

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

LeaderShares® ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2022

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008), Independent Director, OCHEE LP (2021- present)	10	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); iCapital KKR Private Markets Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and OHA CLO Enhanced Equity II Genpar LLP (since 2021)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	10	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iCapital KKR Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman, McGowan PLLC (legal services)(Since 2016)	10	iCapital KKR Private Markets Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean and Professor (since 2019) of Chicago-Kent College of Law, Illinois Institute of Technology; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017- 2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	10	iCapital KKR Private Markets Fund (since 2014); Centerstone Investors Trust (2016-2021)

*	Information is as of October 31, 2022.

**	As of October 31, 2022, the Trust was comprised of 25 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those series of the Trust that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other series of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not hold themselves out as related to any other series within the Trust, except for the Redwood Managed Volatility Fund, Redwood Managed Volatility Portfolio, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund, which are also advised by the Funds’ Adviser.

10/31/22 – Two Roads v2

LeaderShares® ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2022

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Ultimus Fund Solutions LLC	N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Ultimus Fund Solutions LLC (since 2015); Assistant Vice President, Ultimus Fund Solutions LLC (2011-2014)	N/A	N/A
Timothy Burdick Year of Birth: 1986	Vice President Since Aug. 2022 Secretary Since Aug. 2022	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – present); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022); Senior Program Compliance Manager, CJ Affiliate (2016 – 2019).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2022.

**	As of October 31, 2022, the Trust was comprised of 25 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those series of the Trust that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other series of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not hold themselves out as related to any other series within the Trust, except for the Redwood Managed Volatility Fund, Redwood Managed Volatility Portfolio, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund, which are also advised by the Fund’s Adviser.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-733-3863.

10/31/22 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-480-757-4277 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-480-757-4277.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

LEADERSHARES-AR22

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2022	2021
LeaderShares AlphaFactor US Core Equity ETF	$13,000	$16,250
LeaderShares Activist Leaders ETF	$13,000	$16,500
LeaderShares AlphaFactor Tactical Focused ETF	$13,000	$16,500
LeaderShares Equity Skew ETF	$13,000	$16,500
LeaderShares Dynamic Yield ETF	$14,000	$16,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2022	2021
LeaderShares AlphaFactor US Core Equity ETF	$3,200	$3,200
LeaderShares Activist Leaders ETF	$3,200	$3,200
LeaderShares AlphaFactor Tactical Focused ETF	$3,200	$3,200
LeaderShares Equity Skew ETF	$3,200	$3,200

LeaderShares Dynamic Yield ETF                                     $3,200     $3,200

(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for each of the last two fiscal years are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.
(h)	Not applicable.

(i)	Not applicable.
(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: January 9, 2023